Segments and Geographic Information (Tables)	12 Months Ended
Oct. 31, 2022
Segment Reporting [Abstract]
Schedule of sales revenues
	Years Ended
	October 31, 2022		October 31, 2021		October 31, 2020
NEVs sales	5,908,360	95%	1,443,917	15%	398,613	5%
Franchisees service revenues	283,763	5%	8,093,070	85%	7,811,982	95%
Other service revenues	23,595	-%	-	-	-	-
Total	6,215,718	100%	9,536,987	100%	8,210,595	100%

	Years Ended
	October 31, 2022		October 31, 2021		October 31, 2020
NEVs sales	5,748,954	88%	1,400,211	29%	366,523	17%
Franchisees service revenues	693,143	11%	3,509,493	71%	1,824,245	83%
Other service revenues	16,065	1%	-	-	-	-
Total	6,458,162	100%	4,909,704	100%	2,190,768	100%

	Years Ended
	October 31, 2022		October 31, 2021		October 31, 2020
NEVs sales	159,406	(66)%	43,706	1%	32,090	1%
Franchisees service revenues	(409,380)	169%	4,583,577	99%	5,987,737	99%
Other service revenues	7,530	(3)%	-	-	-	-
Total	(242,444)	100%	4,627,283	-	6,019,827	-